ACCRUED EXPENSES AND OTHER LIABILITIES - Schedule of accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued payroll and welfare	¥ 42,557		¥ 58,451
Freight payable	16,879		10,580
Deposit from suppliers	11,619		15,595
Installation fee payables			271
Product warranty	40,568		5,007
Marketing and promotion expenses	4,187		3,065
Payment for purchase of property	40,183		43,322
Other tax payable	6,826		696
Professional fee payables	7,547		1,754
Refund liabilities	224		27
Other current liabilities	12,029		32,046
Total	182,619		170,814
Less: non-current portion	(14,492)
Accrued expenses and other liabilities-current portion	¥ 168,127	$ 23,033	¥ 170,814